Deposits (Schedule of Maturities of Time Deposits) (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Time Deposits 250000 or More [Member]
Maturities of Time Deposits
2019	$ 3,538
2020	2,715
2021	513
2023	607
Later	995
Total time deposits	8,368
Time Deposits Other [Member]
Maturities of Time Deposits
2019	49,056
2020	34,817
2021	21,694
2022	9,503
2023	11,070
Later	14,508
Total time deposits	140,648
Certificates of Deposit [Member]
Maturities of Time Deposits
2019	52,594
2020	37,532
2021	22,207
2022	9,503
2023	11,677
Later	15,503
Total time deposits	$ 149,016